Ownership, Nature of Business - Advertising and marketing costs (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Advertising and marketing costs
Marketing and Advertising Expense	$ 95	$ 777
Corporate level advertising and marketing expense	$ 11
Predecessor
Advertising and marketing costs
Marketing and Advertising Expense			$ 1,011	$ 4,643	$ 7,262	$ 6,831
Corporate level advertising and marketing expense				$ 116	$ 291	$ 447